Earnings Per Share (Details) - USD ($)		3 Months Ended								12 Months Ended
		Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Calculation of Numerator and Denominator in Earnings Per Share
Income from continuing operations, net of taxes (in USD)		$ 283,400,000	$ 477,100,000	$ 164,100,000	$ 412,900,000	$ 1,985,600,000	$ 515,800,000	$ 528,300,000	$ 253,100,000	$ 1,337,500,000	$ 3,282,800,000	$ 1,419,600,000
(Loss)/gain from discontinued operations, net of taxes (in USD)		(2,800,000)	(24,300,000)	(4,500,000)	(2,500,000)	186,700,000	(36,100,000)	(5,200,000)	(22,700,000)	(34,100,000)	122,700,000	(754,500,000)
Net income		$ 280,600,000	$ 452,800,000	$ 159,600,000	$ 410,400,000	$ 2,172,300,000	$ 479,700,000	$ 523,100,000	$ 230,400,000	$ 1,303,400,000	3,405,500,000	665,100,000
Interest on convertible bonds, net of tax (in USD)											0	28,300,000
Numerator for diluted earnings per share (in USD)											$ 3,405,500,000	$ 693,400,000
Schedule of Weighted Average Number of Shares
Basic (in shares)	[1]									590,400,000	586,700,000	552,000,000
Effect of dilutive shares:
Share based awards to employees (in shares)	[2]									2,700,000	4,600,000	4,800,000
Convertible bonds 2.75% due 2014 (in shares)										0	0	33,500,000	[3]
Diluted (in shares)										593,100,000	591,300,000	590,300,000
Earning per ordinary share - basic
Earnings from continuing operations (in USD per share)		$ 479,000	$ 0.807	$ 0.278	$ 0.701	$ 3.383	$ 0.878	$ 0.901	$ 0.433	$ 2.265	$ 5.596	$ 2.572
(Loss)/gain from discontinued operations (in USD per share)		(5,000)	(0.041)	(0.008)	(0.004)	0.318	(0.061)	(0.009)	(0.039)	(0.058)	0.209	(1.367)
Earnings per ordinary share - basic (in USD per share)		474,000	0.766	0.270	0.697	3.701	0.817	0.892	0.394	2.207	5.805	1.205
Earnings per ordinary share - diluted
Earnings from continuing operations (in USD per share)		478,000	0.804	0.277	0.697	3.357	0.870	0.895	0.430	2.255	5.552	2.453
(Loss)/gain from discontinued operations (in USD per share)		(5,000)	(0.041)	(0.008)	(0.004)	0.316	(0.061)	(0.009)	(0.039)	(0.058)	0.208	(1.278)
Earnings per ordinary share - diluted (in USD per share)		$ 473,000	$ 0.763	$ 0.269	$ 0.693	$ 3.673	$ 0.809	$ 0.886	$ 0.391	$ 2.197	$ 5.760	$ 1.175
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Convertible bond, convertible into number of ordinary shares												33,806,464
Cash redemption amount
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Principal amount extinguished												$ 950,000
Share redemption amount
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Principal amount extinguished												$ 1,099,050
Share Awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	[4]									3,400,000	300,000	500,000

[1]	Excludes shares purchased by the EBT and under the shares buy-back program and presented by Shire as treasury stock
[2]	. Calculated using the treasury stock method
[3]	. At December 31, 2013, Bondholders had voluntarily converted $1,099,050,000 aggregate principal amount of the Bonds into 33,806,464 fully paid ordinary shares. The remaining outstanding Bonds in an aggregate principle amount of $950,000 were redeemed pursuant to the option redemption notice issued on November 26, 2013. The Company has calculated the impact of the Bonds on diluted earnings per share from January 1, 2013 to the actual date of conversion of the Bonds using the ‘if-converted’ method.
[4]	Certain stock options have been excluded from the calculation of diluted EPS because (a) their exercise prices exceeded Shire plc’s average share price during the calculation period or (b) the required performance conditions were not satisfied as at the balance sheet date.